Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 0	$ 0
Restricted cash	1,521	1,589
Accounts and other receivables	241	191
Accounts receivable—affiliate	19	163
Advances to affiliate	139	36
Inventory	87	95
Other current assets	54	65
Other current assets—affiliate	1	0
Total current assets	2,062	2,139
Property, plant and equipment, net	15,207	15,139
Debt issuance costs, net	18	38
Non-current derivative assets	31	31
Other non-current assets, net	224	206
Total assets	17,542	17,553
Current liabilities
Accounts payable	14	12
Accrued liabilities	572	637
Due to affiliates	39	68
Deferred revenue	98	111
Deferred revenue—affiliate	0	1
Derivative liabilities	7	0
Total current liabilities	730	829
Long-term debt, net	16,046	16,046
Non-current deferred revenue	0	1
Non-current derivative liabilities	7	3
Other non-current liabilities	8	10
Other non-current liabilities—affiliate	23	25
Partners’ equity
Common unitholders’ interest (348.6 million units issued and outstanding at June 30, 2018 and December 31, 2017)	1,739	1,670
Subordinated unitholders’ interest (135.4 million units issued and outstanding at June 30, 2018 and December 31, 2017)	(1,016)	(1,043)
General partner’s interest (2% interest with 9.9 million units issued and outstanding at June 30, 2018 and December 31, 2017)	5	12
Total partners’ equity	728	639
Total liabilities and partners’ equity	$ 17,542	$ 17,553